Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions
Related party transactions

20.Related party transactions

In addition to the information disclosed elsewhere in the consolidated financial statements, the following transactions took place between the Group and related parties during the financial year at terms agreed between the parties:

(a)	Services

	2024	2023	2022
	US$’000	US$’000	US$’000
Charter hire expense charged by related party	—	—	2,808
Corporate service fees charged by related parties	6,887	6,615	6,865
Ship management fees charged by related parties	808	1,272	1,258
Corporate service fees charged to related parties	—	—	242

(b)	Key management’s remuneration

	2024	2023	2022
	US$’000	US$’000	US$’000
Salaries and other short-term employee benefits	3,500	3,333	3,191
Post-employment benefits – contributions to defined contribution plans and share-based payment	1,692	1,859	1,237
Directors’ fees	585	376	376
	5,777	5,568	4,804

(c)	Others

	2024	2023	2022
	US$’000	US$’000	US$’000
Interest expense charged by a related party	769	—	—
	769	—	—